Retirement Plans - Defined Benefit Plans - Pension Plan Assets at Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Assets at fair value	$ 53,470	$ 51,528	$ 38,883
Fixed income funds
Defined Benefit Plan Disclosure [Line Items]
Assets at fair value	25,764	34,021
Domestic equity funds - large cap
Defined Benefit Plan Disclosure [Line Items]
Assets at fair value	13,086	11,346
Domestic equity funds - small cap
Defined Benefit Plan Disclosure [Line Items]
Assets at fair value	6,214	2,693
International equity funds
Defined Benefit Plan Disclosure [Line Items]
Assets at fair value	3,167	2,331
Money market funds
Defined Benefit Plan Disclosure [Line Items]
Assets at fair value	0	632
Other funds
Defined Benefit Plan Disclosure [Line Items]
Assets at fair value	5,239	505
Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Assets at fair value	53,470	39,015
Fair Value, Inputs, Level 1 | Fixed income funds
Defined Benefit Plan Disclosure [Line Items]
Assets at fair value	25,764	34,021
Fair Value, Inputs, Level 1 | Domestic equity funds - large cap
Defined Benefit Plan Disclosure [Line Items]
Assets at fair value	13,086
Fair Value, Inputs, Level 1 | Domestic equity funds - small cap
Defined Benefit Plan Disclosure [Line Items]
Assets at fair value	6,214	2,693
Fair Value, Inputs, Level 1 | International equity funds
Defined Benefit Plan Disclosure [Line Items]
Assets at fair value	3,167	1,164
Fair Value, Inputs, Level 1 | Money market funds
Defined Benefit Plan Disclosure [Line Items]
Assets at fair value	0	632
Fair Value, Inputs, Level 1 | Other funds
Defined Benefit Plan Disclosure [Line Items]
Assets at fair value	5,239	505
Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Assets at fair value		12,513
Fair Value, Inputs, Level 2 | Domestic equity funds - large cap
Defined Benefit Plan Disclosure [Line Items]
Assets at fair value		11,346
Fair Value, Inputs, Level 2 | International equity funds
Defined Benefit Plan Disclosure [Line Items]
Assets at fair value		$ 1,167